Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Schedule of Goodwill [Table Text Block]

(dollars in millions)	Balance as of January 1, 2016	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2016
Otis	$1,566	$60	$(51)	$1,575
UTC Climate, Controls & Security	9,458	473	(444)	9,487
Pratt & Whitney	1,515	—	(4)	1,511
UTC Aerospace Systems	14,759	35	(311)	14,483
Total Segments	27,298	568	(810)	27,056
Eliminations and other	3	—	—	3
Total	$27,301	$568	$(810)	$27,059

Intangible Assets Disclosure [Table Text Block]

	2016		2015
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$1,995	$(1,344)	$1,977	$(1,307)
Patents and trademarks	378	(201)	361	(189)
Collaboration intangible assets	3,724	(211)	3,336	(86)
Customer relationships and other	12,798	(3,480)	12,430	(2,988)
	18,895	(5,236)	18,104	(4,570)
Unamortized:
Trademarks and other	2,025	—	2,069	—
Total	$20,920	$(5,236)	$20,173	$(4,570)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2017	2018	2019	2020	2021
Amortization expense	$809	$865	$878	$859	$829